Leases (Tables)	9 Months Ended
Jan. 31, 2024
Presentation of leases for lessee [abstract]
Schedule of Future Minimum Lease Payments Related to Equipment under Finance Lease and Office Lease Obligation

(in thousands)	$
2024 (remainder)	440
2025	1,659
2026	1,620
2027	1,616
2028	1,610
More than 5 years	3,151
Total minimum lease payments	10,096
Less: imputed interest	4,295
Total present value of minimum lease payments	14,391
Less: Current portion	(1,768)
Non-current portion	12,623

Schedule of Nature of Company's Leases Type of Right-of-Use Asset

Right-of-use asset type	No. of right-of-use assets leased	Range of remaining term	Average remaining lease term	No. of leases with extension options	No. of leases with options to purchase	No. of leases with variable payments linked to an index	No. of leases with termination options
Lab and office facilities	4	0.5 - 10.5 years	5.0 years	3	—	2	2
Automobiles	6	1.0 - 3.5 years	2 years	—	—	6	6

Schedule of Changes in the Value of Right-of-Use Assets

(in thousands)	Building $	Automobile $	Lab Equipment $	Total $
Cost:
Balance, April 30, 2022	2,586	239	651	3,476
Additions	7,593	—	—	7,593
Disposals	(1,290)	(95)	(687)	(2,072)
Foreign exchange	196	23	36	255
Balance, April 30, 2023	9,085	167	—	9,252
Additions	7,963	—	—	7,963
Disposals	(88)	—	—	(88)
Foreign exchange	(245)	(4)	—	(249)
Balance, January 31, 2024	16,715	163	—	16,878

Accumulated Depreciation:
Balance, April 30, 2022	1,736	46	460	2,242
Depreciation	1,109	58	198	1,365
Disposals	(1,274)	(57)	(507)	(1,838)
Foreign exchange	181	10	(151)	40
Balance, April 30, 2023	1,752	57	—	1,809
Depreciation	1,094	42	—	1,136
Disposals	(61)	—	—	(61)
Foreign exchange	(48)	(2)	—	(50)
Balance, January 31, 2024	2,737	97	—	2,834

Net Book Value:
April 30, 2023	7,333	110	—	7,443
January 31, 2024	13,978	66	—	14,044

Schedule of Lease Payments Not Recognized Liability

(in thousands)	2024 $	2023 $
Leases of low value assets	4	30
Variable lease payments	370	169
	374	199